Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	COLORADO BONDSHARES A TAX EXEMPT FUND
Entity Central Index Key	0000810744
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
COLORADO BONDSHARES A TAX-EXEMPT FUND - HICOX
Shareholder Report [Line Items]
Fund Name	COLORADO BONDSHARES A TAX-EXEMPT FUND
Class Name	COLORADO BONDSHARES A TAX-EXEMPT FUND
Trading Symbol	HICOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Colorado BondShares A Tax-Exempt Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.coloradobondshares.com. You can also request this information by contacting us at 1-800-572-0069.
Additional Information Phone Number	1-800-572-0069
Additional Information Website	www.coloradobondshares.com
Expenses [Text Block]
What were the Fund costs for the last six
months
?
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Colorado BondShares	$28	0.56%
*Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56% [1]
Net Assets	$ 1,845,973,147
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 4,571,786
Investment Company, Portfolio Turnover	4.54%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$1,845,973,147

Total number of portfolio holdings	315

Total advisory fees paid	$4,571,786

Portfolio turnover rate as of the end of the reporting period	4.54%

Holdings [Text Block]
What is the fund invested
in
?
The tables and charts below show the investment makeup of the fund, representing percentage of total net asset of the fund.
Portfolio Breakdown by Credit Rating
(As of March 31, 2025)

Portfolio Breakdown by Type of Investment
(As of March 31, 2025)

[1]	Annualized for period less than one year.